Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005520 | Top10HoldingU.S. Treasury NotesBNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005520 | Top10HoldingFederal National Mortgage Assn.BNY-3140XQ2C0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005520 | Top10HoldingFederal Home Loan MortgageBNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005520 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005520 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005520 | Top10HoldingEFMTBNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005520 | Top10HoldingKeurig Dr PepperBNY-49271KH56
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005520 | Top10HoldingHCABNY-40412DG86
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Top10HoldingVolkswagen Group of America FinanceBNY-928668CP5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | Top10HoldingGovernment National Mortgage Assn.BNY-36179XBS4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005520 | Other0BNY-70D4_I
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005520 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000005520 | 0BNY-13887WAS9
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000005520 | 0BNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005520 | 0BNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005520 | 0BNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005520 | 0BNY-BM91KF2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005520 | 0BNY-92659LGG3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005520 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005521 | Top10HoldingU.S. Treasury NotesBNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005521 | Top10HoldingFederal National Mortgage Assn.BNY-3140XQ2C0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005521 | Top10HoldingFederal Home Loan MortgageBNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005521 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005521 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005521 | Top10HoldingEFMTBNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005521 | Top10HoldingKeurig Dr PepperBNY-49271KH56
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005521 | Top10HoldingHCABNY-40412DG86
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Top10HoldingVolkswagen Group of America FinanceBNY-928668CP5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | Top10HoldingGovernment National Mortgage Assn.BNY-36179XBS4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005521 | Other0BNY-70D4_I
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005521 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000005521 | 0BNY-13887WAS9
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000005521 | 0BNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005521 | 0BNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005521 | 0BNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005521 | 0BNY-BM91KF2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005521 | 0BNY-92659LGG3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005521 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%